Convertible Senior Notes - Additional Information (Detail) - Convertible Senior Notes Due 2025 [Member] ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 26, 2018 $ / shares	Jul. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Aggregate principal amount		¥ 4,985,000			$ 725,000
Debt Conversion, Converted Instrument, Shares Issued | shares		15.4776
Conversion price | (per share)	$ 45.34	¥ 64.61
Debt conversion premium percentage	42.50%
Convertible senior notes maturity date		Jul. 01, 2025
Principal amount of each convertible note | $				$ 1,000
Number of notes converted into company's ADSs			0	0
Convertible senior notes interest rate			1.25%
Debt instrument, carrying value			¥ 4,877,116
Unamortized debt issuance costs			¥ 107,622
Debt instrument, effective interest rate			1.61%
Amortization and interest expenses			¥ 38,491